PARENT ENTITY FINANCIAL INFORMATION (Tables)	12 Months Ended
Jun. 30, 2022
Parent Entity Financial Information
SCHEDULE OF DISCLOSURE OF INDIVIDUAL FINANCIAL INFORMATION

The individual financial statements for the parent entity show the following aggregate amounts:

	2022 $	2021 $	2020 $
Balance sheet
Current assets	5,022,689	21,809,918	11,646,391
Non-current assets	5,815,118	2,011,338	345,236
Total assets	10,837,807	23,821,256	11,991,627
Current liabilities	2,270,626	1,317,378	10,095,549
Non-current liabilities	589,745	7,694,668	1,117,947
Total liabilities	2,860,371	9,012,046	11,213,496
Shareholders’ equity
Share Capital Reserves	155,138,636	153,574,974	140,111,073
Other reserves	(117,131)	(117,131)	(117,131)
Share-based payments	8,937,157	8,499,649	6,184,391
Retained earnings	(155,981,226)	(147,148,282)	(145,400,202)

Total Equity	7,977,436	14,809,210	778,131

Profit/(Loss) for the year	(8,833,064)	(1,601,672)	(8,816,667)